UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 12, 2009


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 71


Form 13F Information Table Value Total: $86,293





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2830    47085 SH       SOLE                    43760              3325
AT&T Corp.                     COM              00206r102      237     9525 SH       SOLE                     8725               800
Altria Group                   COM              02209S103      393    23994 SH       SOLE                    23619               375
American Express               COM              025816109      260    11175 SH       SOLE                    11175
Avon Products                  COM              054303102     1353    52475 SH       SOLE                    50000              2475
Banco Santander ADR            COM              05964h105      141    11692 SH       SOLE                    11692
Bed Bath & Beyond              COM              075896100      414    13475 SH       SOLE                    12875               600
Berkshire Hathaway A           COM              084670108     3960       44 SH       SOLE                       34                10
Berkshire Hathaway B           COM              084670207     5705     1970 SH       SOLE                     1911                59
Burlington Northern            COM              12189t104     2527    34365 SH       SOLE                    32105              2260
Cablevision Systems            COM              12686C109     1433    73841 SH       SOLE                    65875              7966
Cadbury PLC                    COM              12721e102      780    22665 SH       SOLE                    22105               560
Cintas Corp.                   COM              172908105      604    26440 SH       SOLE                    25290              1150
Coca-Cola Co.                  COM              191216100     2561    53375 SH       SOLE                    51725              1650
Comcast A SPCL                 COM              20030N200     1963   139225 SH       SOLE                   129000             10225
ConocoPhillips                 COM              20825C104      938    22292 SH       SOLE                    22192               100
Costco Wholesale               COM              22160K105     1347    29415 SH       SOLE                    28315              1100
D&E Communications             COM              232860106      102    10000 SH       SOLE                    10000
Delia's, Inc.                  COM              246911101      119    50000 SH       SOLE                    50000
Diageo PLC ADR                 COM              25243Q205     2651    46301 SH       SOLE                    44076              2225
Disney (Walt) Co.              COM              254687106      742    31792 SH       SOLE                    30817               975
Donegal Group A                COM              257701201      175    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     1482    69950 SH       SOLE                    68300              1650
Dress Barn                     COM              261570105      342    23900 SH       SOLE                    23900
ExxonMobil Corp.               COM              30231G102     1905    27250 SH       SOLE                    20575              6675
Fulton Financial               COM              360271100       57    11046 SH       SOLE                    11046
General Electric               COM              369604103      701    59798 SH       SOLE                    54198              5600
Harley Davidson                COM              412822108      904    55765 SH       SOLE                    51415              4350
Home Depot                     COM              437076102      521    22030 SH       SOLE                    21730               300
Int'l Game Tech.               COM              459902102      602    37850 SH       SOLE                    35500              2350
International Speedway         COM              460335201      307    11990 SH       SOLE                    11990
Interpublic Group              COM              460690100      109    21500 SH       SOLE                    21500
J & J Snack Foods              COM              466032109      298     8300 SH       SOLE                     8300
Johnson & Johnson              COM              478160104     3534    62213 SH       SOLE                    58488              3725
Kraft Foods                    COM              50075n104     1369    54025 SH       SOLE                    52725              1300
Laboratory Corp.               COM              50540R409      376     5550 SH       SOLE                     5550
Liberty Entertainment A        COM              53071m500     1895    70987 SH       SOLE                    65399              5588
Loews Corp.                    COM              540424108      279    10176 SH       SOLE                    10176
Lorillard, Inc.                COM              544147101      205     3030 SH       SOLE                     2780               250
Lowes Companies                COM              548661107      322    16600 SH       SOLE                    15900               700
Marathon Oil                   COM              565849106      283     9400 SH       SOLE                     9400
Martin Marietta Matrls.        COM              573284106     1520    19276 SH       SOLE                    16886              2390
Met-Pro Corp.                  COM              590876306      160    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4619   194336 SH       SOLE                   182836             11500
Mohawk Industries              COM              608190104     2656    74450 SH       SOLE                    71550              2900
Nat'l Penn Bancshares          COM              637138108       94    20395 SH       SOLE                    17342              3053
Nestle Reg ADR                 COM              641069406     3523    93637 SH       SOLE                    92312              1325
Penn National                  COM              707569109      426    14650 SH       SOLE                    14150               500
Pfizer, Inc.                   COM              717081103      450    29986 SH       SOLE                    17986             12000
Philip Morris Int'l Inc.       COM              718172109     1219    27949 SH       SOLE                    26774              1175
Procter & Gamble               COM              742718109     1021    19980 SH       SOLE                    17755              2225
Progressive Corp.              COM              743315103     3774   249775 SH       SOLE                   221450             28325
Risk, George Ind.              COM              767720204      108    27000 SH       SOLE                    27000
Sara Lee                       COM              803111103      140    14300 SH       SOLE                    14300
T J X Companies                COM              872540109     4042   128475 SH       SOLE                   119825              8650
Telephone & Data Sys.          COM              879433100      606    21425 SH       SOLE                    21050               375
Thor Industries                COM              885160101      282    15375 SH       SOLE                    15375
Tiffany & Company              COM              886547108     2503    98685 SH       SOLE                    94835              3850
Timberland Co Cl C             COM              887100105      197    14825 SH       SOLE                    14825
Time Warner                    COM              887317105      430    17062 SH       SOLE                    16662               400
U.S. Bancorp                   COM              902973304      263    14700 SH       SOLE                    14050               650
USG Corp.                      COM              903293405      102    10080 SH       SOLE                    10080
United Health Group            COM              91324P102     1187    47533 SH       SOLE                    46033              1500
Unitrin, Inc.                  COM              913275103      139    11525 SH       SOLE                     7725              3800
Wal-Mart Stores                COM              931142103     3113    64273 SH       SOLE                    60723              3550
Walgreen Co.                   COM              931422109     1550    52725 SH       SOLE                    48475              4250
Washington Post Cl B           COM              939640108     1951     5540 SH       SOLE                     5210               330
Wells Fargo                    COM              949746101     2113    87090 SH       SOLE                    87090
Whirlpool Corp.                COM              963320106      935    21978 SH       SOLE                    20953              1025
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      442    23300 SH       SOLE                    23300

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